Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Financial Risk Management [Abstract]
Schedule of Reliable sources of index	Reliable sources of index were used for the rates used in the “probable scenario”.
		Consolidated			Scenario I -		Scenario I - Possible		Scenario II - Remote		Scenario III - Possible		Scenario IV - Remote
(*) annual		At June 30, 2024			Probable		Decrease		Decrease		Increase		Increase
average rates Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Balance (R$)	-25% Rate	Balance (R$)	-50% Rate	Balance (R$)	25% Rate	Balance (R$)	50% Rate
Short-term investments	CDI	191,657	-	10.40%	(1,514)	11.19%	(5,366)	8.39%	(10,733)	5.60%	5,366	13.99%	10,733	16.79%
Cash - USD	USD	4,831	869	5.56	(226)	5.82	(1,264)	4.36	(2,528)	2.91	1,264	7.27	2,528	8.73
Total cash, cash equivalents and marketable securities		196,488	869		(1,740)		(6,630)		(13,261)		6,630		13,261
Financing in Paraguay	USD	(36,417)	(6,551)	5.56	(9,468)	5.82	52,976	4.36	105,955	2.91	(52,976)	7.27	(105,955)	8.73
Financing in Bolivia	USD	(5,772)	(1,038)	5.56	(1,501)	5.82	8,396	4.36	16,796	2.91	(8,396)	7.27	(16,796)	8.73
Debentures	CDI + IPCA	(300,297)	-	10.40%	(2,372)	11.19%	8,408	8.39%	16,817	5.60%	(8,408)	13.99%	(16,817)	16.79%
Total financing (b)		(342,486)	(7,589)		(13,341)		69,780		139,568		(69,780)		(139,568)

Araucária VI	Soybean bags	5,538	51,830	124.91	-	124.91	(1,385)	93.68	(2,769)	62.45	1,385	156.14	2,769	187.36
Araucária VII	Soybean bags	177,549	1,710,000	132.76	-	132.76	(44,387)	99.57	(88,775)	66.38	44,387	165.95	88,775	199.14
Jatobá II	Soybean bags	61,288	523,799	128.94	-	128.94	(15,322)	96.71	(30,644)	64.47	15,322	161.18	30,644	193.41
Jatobá III	Soybean bags	23,809	199,436	128.94	-	128.94	(5,952)	96.71	(11,905)	64.47	5,952	161.18	11,905	193.41
Jatobá IV	Soybean bags	3,792	31,790	127.99	-	127.99	(948)	95.99	(1,896)	64.00	948	159.99	1,896	191.99
Jatobá V	Soybean bags	20,684	178,602	131.18	-	131.18	(5,171)	98.38	(10,342)	65.59	5,171	163.97	10,342	196.77
Jatobá VI	Soybean bags	22,577	198,884	135.60	-	135.60	(5,644)	101.70	(11,289)	67.80	5,644	169.51	11,289	203.41
Jatobá VII	Soybean bags	79,736	760,032	141.95	-	141.95	(19,934)	106.46	(39,868)	70.97	19,934	177.43	39,868	212.92
Alto Taquari III	Soybean bags	2,312	19,478	129.56	-	129.57	(578)	97.17	(1,156)	64.78	578	161.96	1,156	194.35
Alto Taquari IV	Soybean bags	57,764	530,703	122.33	-	122.33	(14,441)	91.75	(28,882)	61.17	14,441	152.92	28,882	183.50
Chaparal I	Soybean bags	254,985	2,531,784	151.68	-	151.68	(63,746)	113.76	(127,493)	75.84	63,746	189.60	127,493	227.53
Rio do Meio II	Soybean bags	56,626	493,812	134.41	-	134.41	(14,157)	100.81	(28,313)	67.21	14,157	168.01	28,313	201.62
Total receivables from farms (b)		766,660	7,230,150		-		(191,665)		(383,332)		191,665		383,332
Derivative operations	Grains	12,787	(3,834,668)	(a)	12,785	(a)	8,206	(a)	27,245	(a)	(35,579)	(a)	(64,521)	(a)
Derivative operations	USD	(63,144)	(107,460)	(a)	(64,159)	(a)	109,018	(a)	174,255	(a)	(21,456)	(a)	(86,693)	(a)
Derivative operations	Cotton (lbs)	-	(6,600)	(a)	-	(a)	409	(a)	819	(a)	(409)	(a)	(819)	(a)
Derivative operations	Ethanol (M^3)	2,299	(23,613,700)	(a)	2,299	(a)	4,760	(a)	12,303	(a)	(15,572)	(a)	(34,346)	(a)
Derivative operations	Swap (BRL)	(4,919)	(25,920)	(a)	(4,919)	(a)	14,329	(a)	25,650	(a)	(8,313)	(a)	(19,635)	(a)
Derivative operations	Sugarane (lbs)	(3,523)	-	(a)	(3,522)	(a)	22,010	(a)	47,261	(a)	(19,335)	(a)	(36,446)	(a)
Derivative operations		(191)	(1,500,000)	(a)	(191)	(a)	457	(a)	913	(a)	(457)	(a)	(913)	(a)
Margin - LFT Socopa and XP	SELIC	8,098	-	10.40%	(64)	11.19%	(227)	8.39%	(456)	5.60%	227	13.99%	453	16.79%
Total derivatives (a)		(48,593)	-		(57,771)		158,962		287,990		(100,894)		(242,920)
Cresca, net	USD	(1,482)	(267)	5.56	(72)	5.82	388	4.36	777	2.91	(388)	7.27	(777)	8.73
Cresud, net	USD	(689)	(124)	5.56	(33)	5.82	180	4.36	361	2.91	(180)	7.27	(361)	8.73
Helmir, net	USD	(5,369)	(966)	5.56	(252)	5.82	1,405	436	2,811	2.91	(1,405)	7.27	(2,811)	8.73
Total related parties		(7,540)	(1,357)		(357)		1,973		3,949		(1,973)		(3,949)
(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

Schedule of Financial Liabilities by Maturity	The table below shows the Company’s financial liabilities by group of maturity based on the remaining period at the balance sheet date up to the contract maturity date.
	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2024
Derivative financial instruments	7	87,068	87,068	69,190	17,878	-	-
Lease payables	15	286,605	444,021	75,481	126,840	174,720	66,980
Trade payable	16	67,192	67,192	67,192	-	-	-
Loans, financing and debentures	17	681,938	904,321	205,253	61,007	537,641	100,420
Other liabilities	19	32,913	32,913	8,357	24,556	-	-
Transactions with related parties	30	9,275	9,275	-	9,275	-	-

At June 30, 2023
Derivative financial instruments	7	22,837	22,837	22,006	831	-	-
Lease payables	15	208,767	352,955	53,258	92,732	79,836	127,129
Trade payable	16	61,972	61,972	61,972	-	-	-
Loans, financing and debentures	17	554,638	678,509	218,975	48,461	405,512	5,561
Other liabilities	19	156,666	156,666	156,666	-	-	-
Transactions with related parties	30	6,569	6,569	-	6,569	-	-

Schedule of Demonstrates the Financial Debts	The following table demonstrates the financial debts.
	2024	2023
Total derivatives (Note 7)	48,593	(61,010)
Loans, financing and debentures (Note 17)	681,938	554,638
Total acquisitions payable (Note 19)	32,913	156,666
	763,444	650,294
Less: cash and cash equivalents (Note 6.1)	(170,953)	(383,837)
Less: marketable securities (Notes 6.2)	(38,661)	(49,785)
	(209,614)	(433,622)
Net debt (net cash)	553,830	216,672
Total equity	2,179,679	2,197,142
Leverage ratio	25.41%	9.86%

Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy	The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:
	June 30, 2024
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents		153,132	153,132	153,132	-	-
Trade accounts receivables, net	8.1	107,256	107,256	-	107,256	-
Non-current
Transactions with related parties	30	2,968	2,968	-	2,968	-

Financial assets measured at fair value through profit and loss
Current
Marketable securities	6.2	22,941	22,941	22,941	-	-
Receivables from sale of farm, net	8.1	249,327	249,327	-	-	249,327
Derivative financial instruments (b)	7	31,718	31,718	29,873	1,845	-
Noncurrent
Marketable securities	6.2	15,720	15,720	15,720	-	-
Receivables from sale of farm, net	8.1	520,758	520,758	-	-	520,758
Derivative financial instruments (b)	7	6,757	6,757	738	6,019	-

Non-financial assets measured at fair value
Current
Biological assets	10	210,335	210,335	-	14,664	195,671
Noncurrent
Biological assets	10	26,930	26,930	-	26,930	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	1,267,828	2,841,656	-	-	2,841,656
Total		2,615,670	4,189,498	222,404	159,682	3,807,412

Financial liabilities measured at amortized cost
Current
Trade payables	16	67,192	67,192	-	67,192	-
Loans, financing and debentures (a)	17	177,311	177,311	-	177,311	-
Noncurrent
Transactions with related parties	30	9,275	9,275	-	9,275	-
Loans, financing and debentures (a)	17	504,627	504,627	-	504,627	-

Financial liabilities measured at fair value through profit and loss
Current
Lease payable		77,456	77,456	-	77,456	-
Derivative financial instruments (b)	7	69,190	69,190	36,901	32,289	-
Accounts payable for acquisition	19	8,357	8,357	8,357	-	-
Noncurrent
Lease payable	7	284,604	284,604	-	284,604	-
Derivative financial instruments (b)	15	17,878	17,878	1,493	16,385	-
Accounts payable for acquisition		24,556	24,556	24,556	-	-
Total		1,240,446	1,240,446	71,307	1,169,139	-

	June 30, 2023
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	119,357	119,357	-	119,357	-
Non-current
Transactions with related parties	30	2,157	2,157	-	2,157	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	361,544	361,544	361,544	-	-
Marketable securities	6.2	28,205	28,205	28,205	-	-
Receivables from sale of farm, net	8.1	266,601	266,601	-	-	266,601
Derivative financial instruments (b)	7	76,815	76,815	41,983	34,832	-
Noncurrent
Marketable securities	6.2	21,580	21,580	21,580	-	-
Receivables from sale of farm, net	8.1	442,867	442,867	-	-	442,867
Derivative financial instruments (b)	7	7,032	7,032	75	6,957	-

Non-financial assets measured at fair value
Current
Biological assets	10	216,924	216,924	-	216,924	-
Noncurrent
Biological assets	10	37,305	37,305	-	-	37,305

Non-financial assets measured at cost
Noncurrent
Investment properties	11	1,198,741	3,560,260	-	-	3,560,260
Total		2,779,128	5,140,647	453,387	380,227	4,307,033

Financial liabilities measured at amortized cost
Current
Trade payables	16	61,972	61,972	-	61,972	-
Loans, financing and debentures (a)	17	198,213	198,213	-	198,213	-
Accounts payables for farm acquisitions	19	142,985	142,985	-	142,985	-
Noncurrent
Transactions with related parties	30	6,569	6,569	-	6,569
Loans, financing and debentures (a)	17	356,425	356,425	-	356,425	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	22,006	22,006	19,628	2,378	-
Lease payable	15	55,502	55,502	-	55,502	-
Accounts payable for acquisition	19	13,681	13,681	7,773	5,908	-
Noncurrent
Derivative financial instruments (b)	7	831	831	830	1	-
Lease payable	15	261,831	261,831	-	261,831	-
Total		1,120,015	1,120,015	28,231	1,091,784	-
(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

Schedule of Fair Value of the Credits from the Sale of the Farm	The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2024, are as follows.
Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Credits for farm sales	Discounted cash flow	Premium (or Basis)	(0.10) – 0.48 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$14,129 representing an increase or reduction of 1.8% in farm receivables.